Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Prepaid Bareboat Charter Hire [Table Text Block]
Current portion of Prepaid bareboat charter hire	1,657
Non-current portion of Prepaid bareboat charter hire	8,512
Total	10,169

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2016	6,299
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021 and thereafter	7,316
Total	38,760

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2016	17,531
2017	17,484
2018	12,276
2019	1,537
Total	48,828